SCHEDULE OF INCOME TAX EXPENSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Loss before income tax	$ (3,107,812)	$ (3,996,336)	$ (2,521,861)	$ (4,132,517)
Tax calculated at tax rate of 17%		(679,377)	(428,716)	(702,528)
- different tax rates in other countries		(73,309)	(60,181)	(7,207)
- deferred tax assets not recognized		678,609	494,975	462,910
- expenses not deductible for tax purposes		117,938	36,625	247,290
- income not subject to tax		(59,112)	(42,703)	(465)
- timing differences arising from revenue recognition		15,251
- under provision of prior year tax				653
Income tax expenses				$ 653